RISK AND CAPITAL MANAGEMENT: FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Investments	$9,966	$390	$-	$10,356
Warrants	-	4	-	4
Total	$9,966	$394	$-	$10,360

Disclosure of detailed information about currency risk [Table Text Block]
Accounts
Cash and cash equivalents	$2,617
Restricted cash	1,644
Trade receivables	12,309
Accounts payable and accrued liabilities	(113)
Loans payable	(40,489)
Net exposure	$(24,032)